DEBT - Long Term Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 0
2026	200,000
2027	0
2028	200,000
2029	200,000
Thereafter	450,000
Total debt	$ 1,050,000	$ 1,300,000